CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE LIABILITY (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended		12 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	1 Months Ended		60 Months Ended	69 Months Ended	12 Months Ended	60 Months Ended	69 Months Ended			1 Months Ended		12 Months Ended		60 Months Ended			12 Months Ended	21 Months Ended	60 Months Ended	12 Months Ended		12 Months Ended		60 Months Ended				60 Months Ended		9 Months Ended	21 Months Ended	60 Months Ended	69 Months Ended	12 Months Ended	60 Months Ended	1 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	2 Months Ended	9 Months Ended		1 Months Ended		60 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors under Convertible Promissory Note Agreement [Member] Number	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors under Convertible Promissory Note Agreement [Member]	May 30, 2012 Convertible Promissory Notes Issued to Investors under Convertible Promissory Note Agreement [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to MMRI [Member]	Sep. 30, 2012 Convertible Promissory Notes Issued to MMRI [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to MMRI [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to MMRI [Member]	Oct. 31, 2012 Convertible Promissory Notes Issued To Investors 1 [Member]	Sep. 30, 2012 Convertible Promissory Notes Issued To Investors 1 [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued To Investors 1 [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued To Investors 1 [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 2 [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 [Member] Maximum	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 [Member] Minimum	Nov. 30, 2012 Convertible Promissory Notes Issued to Investors 3 [Member]	Sep. 30, 2012 Convertible Promissory Notes Issued to Investors 3 [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 [Member]	Dec. 31, 2011 Convertible Promissory Notes Issued to Investors 3 [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 [Member]	Dec. 31, 2011 Convertible Promissory Notes Issued to Investors 3 [Member] Maximum	Dec. 31, 2011 Convertible Promissory Notes Issued to Investors 3 [Member] Minimum	Dec. 31, 2012 Convertible Promissory Notes Issued To Investors 4 [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued To Investors 4 [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued To Investors 4 [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued To Investors 4 [Member] Maximum	Sep. 30, 2013 Convertible Promissory Notes Issued To Investors 4 [Member] Maximum	Dec. 31, 2012 Convertible Promissory Notes Issued To Investors 4 [Member] Minimum	Sep. 30, 2013 Convertible Promissory Notes Issued To Investors 4 [Member] Minimum	Dec. 31, 2012 Convertible Promissory Notes Issued To Investors 5 Number	Dec. 31, 2012 Convertible Promissory Notes Issued To Investors 6	Dec. 31, 2012 Convertible Promissory Notes Issued To Investors 6 Maximum	Dec. 31, 2012 Convertible Promissory Notes Issued To Investors 6 Minimum	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 7	Dec. 31, 2012 Convertible Promissory Notes Issued To Investors 8	Sep. 30, 2013 Convertible Promissory Notes Issued As Part Of ROI Agreement 1 [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued As Part Of ROI Agreement 1 [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued As Part Of ROI Agreement 1 [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued As Part Of ROI Agreement 1 [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued As Part Of ROI Agreement 2	Dec. 31, 2012 Convertible Promissory Notes Issued As Part Of ROI Agreement 2	Aug. 31, 2013 Security Purchase Agreement With Dominion Capital LLC [Member]	Jun. 30, 2013 Security Purchase Agreement With Dominion Capital LLC [Member]	Nov. 30, 2012 Security Purchase Agreement With Dominion Capital LLC [Member]	Sep. 30, 2013 Security Purchase Agreement With Dominion Capital LLC [Member]	Sep. 30, 2013 Security Purchase Agreement With Dominion Capital LLC [Member]	Dec. 31, 2012 Security Purchase Agreement With Dominion Capital LLC [Member]	Sep. 30, 2012 Security Purchase Agreement With Dominion Capital LLC [Member]	Aug. 31, 2013 Security Purchase Agreement With Dominion Capital LLC [Member] Series D Convertible Preferred Stock	Sep. 30, 2013 Security Purchase Agreement With Dominion Capital LLC Amended [Member]	Sep. 30, 2013 Security Purchase Agreement With Dominion Capital LLC Amended [Member]	Sep. 30, 2013 Security Purchase Agreement With Dominion Capital LLC Amended [Member] Minimum	Sep. 30, 2013 Security Purchase Agreement With Investor	Oct. 31, 2012 Convertible Promissory Notes Issued For Conversion From Trade Account	Dec. 31, 2012 Convertible Promissory Notes Issued For Conversion From Trade Account	Dec. 31, 2012 Convertible Promissory Notes Issued to Parkinsons Institute
Number of investors									6	6												10																	10
Principal amount									$ 230,000	$ 230,000			$ 41,537		$ 41,537			$ 39,831	$ 30,880		$ 21,500	$ 500,000				$ 40,000		$ 100,000	$ 30,880				$ 545,608		$ 42,000		$ 30,000		$ 500,000	$ 435,437			$ 39,325	$ 91,500		$ 6,066	$ 9,500			$ 6,066		$ 250,000			$ 600,000	$ 600,000				$ 2,000,000	$ 600,000	$ 1,544,443	$ 20,000	$ 244,988	$ 12,240
Amount due on demand																																														6,672	10,500		6,672.44
Interest rate										5.00%					5.00%				12.00%			5.00%						6.00%					6.00%																			12.00%			10.00%							8.00%
Interest rate, modified											$ 0.04
Note due and payable																												180 days					180 days							180 days				180 days
Monthly installment amount																																																				125,000			165,000	165,000			275,000	165,000
Warrant Coverage														20.00%	20.00%							100.00%																																											5.00%
Warrant Coverage Expiration														7 years	7 years					5 years		5 years						1 year
Principal amount plus accrued interest assigned to new investor														33,037	33,037			30,000				375,000					40,000																																						12,240
Proceeds from conversion of notes to common stock																		9,831			21,500						57,000								42,000		30,000									9,500			6,066
Maturity Date																		Jun. 05, 2013	Jun. 05, 2013		Jan. 06, 2013	Jul. 30, 2013							Jun. 05, 2013						Sep. 27, 2013		Sep. 14, 2013								Feb. 21, 2013							Jun. 07, 2014		Jun. 03, 2013						Oct. 28, 2013					Aug. 25, 2012
Conversion price per share																																																																$ 0.11
Fair value of the derivative liability	1,544,443		1,544,443		26,893	140,706	26,893	1,544,443
Change in fair value of warrant & derivative liabilities	(829,252)	225,832	(256,882)	504,078	485,006	444,135	882,174	625,292
Principal amount plus accrued interest paid																											3,000
Principal And Unpaid Accrued Interest Converted Into Common Stock Based On Gross Proceeds									1,000,000	1,000,000		1,000,000			1,000,000							1,750,000																	1,750,000																										1,000,000
Conversion of Stock, Amount Issued														2,000,000	2,000,000																																																		2,000,000
Percentage Of Principal Amount With Unpaid Accrued Interest																		150.00%	150.00%		150.00%								150.00%			125.00%
Conversion of Stock, Amount Converted																19,145	10,805
Noteholder Warrant Coverage Description																						As provided in the amendment, the note holders have warrant coverage equal to 100% of the note principal at an exercise price equal to 100% of that to outside investors in the closing of the next equity financing of $1,175,000 or more, but not to be less than $0.60 per share																	As provided in the amendment the note holders have warrant coverage equal to 100% of the note principal at an exercise price equal to 100% of that to outside investors in the closing of the next equity financing of $1,175,000, but not to be less than $0.60 per share.
Debt Instrument, Convertible, Conversion Price																						$ 0.015	$ 0.20	$ 0.10						$ 0.20	$ 0.10					$ 0.165		$ 0.0016			$ 0.165	$ 0.01										$ 2					$ 0.10					$ 0.04
Debt Instrument, Periodic Payment, Principal																																																					150,000						750,000	600,000
Debt Instrument, Periodic Payment, Interest																																																					15,000						75,000	60,000
Placement Agent Fees Percentage																																																				10.00%								10.00%
Repurchase Of Note, Purchase Price Percentage																																																				0.032%
Preferred Stock, Dividend Rate, Percentage																																																			8.00%							8.00%
Stock Issued During Period, Shares, New Issues																																																										1,299.3270
Preferred Stock, Shares Authorized	10,000,000		10,000,000		10,000,000	10,000,000	10,000,000	10,000,000																																											10,000,000							1,300
Preferred Stock Par Value Per Share																																																			0.001
Trade Payable Obligation																																																			1,169,394
Debt Conversion, Converted Instrument, Shares Issued																																																			33,333											1,390,000
Original Issue Discount																																																			10.00%											8.00%
Warrant To Purchase Common Stock Shares																																																														38,611,073
Monthly Redemption Of Debenture First Eight Months, Percentage																																																														5.00%
Debenture Interest Rate, Event Of Default																																																														18.00%
Preferred Stock Stated Value Per Share																																																			$ 1,000
Monthly Redemption Of Debenture Eight Months Thereafter, Percentage																																																														15.00%
Converted To Equity																									5,000	10,805																		60,500
Repaid																																												37,000
Warrants Issued To Purchase Common Stock, Based On Payment Of Monthly Fees, Percentage					50.00%
Debt Instrument, Convertible, Terms of Conversion Feature																		The note holder has the option to convert the note into common stock at any time, conversion at 55% of the lowest trading price over the prior three trading days from the date of conversion	The note holder has the option to convert the note into common stock at any time, conversion at 55% of the lowest trading price over the prior three trading days from the date of conversion		The note holder has the option to convert the note into common stock at any time, conversion at 55% of the average of the three lowest trading prices over the prior ten trading days from the date of conversion								The note holder has the option to convert the note into common stock at any time, conversion at 55% of the lowest trading price over the prior three trading days from the date of conversion					The note holder has the option to convert the notes into common stock at any time, conversion at 50% of the lowest trading price over the prior twenty trading days from the date of conversion
Convertible Note, Assigned To Investor																						187,500
Convertible Note, Assigned To Investor, Guaranteed Interest Rate																						25.00%
Proceeds from Convertible Debt																																																						250,000		600,000
Convertible Promissory Note, Return on Investment																																															$ 10,000	$ 6,066